Unaudited Pro Forma Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 4,024.7	$ 4,866.8
Net income (loss) attributable to Ryerson Inc.	$ 109.3	$ 27.9